RELATED PARTIES	12 Months Ended
Dec. 31, 2021
RELATED PARTIES
RELATED PARTIES
11.	RELATED PARTIES

The Company's commercial and financial operations with controlling shareholder and Companies owned by controlling shareholder Suzano Holding S.A. ("Suzano Group"). For transactions with related parties, it is determined that the specific prices and conditions for these transactions are observed, as well as the corporate governance practices adopted by the Company and those recommended and/or required by the legislation.

The transactions refers mainly to:

Assets: (i) accounts receivable from the sale of pulp, paper, tissue and other products; (ii) dividends receivable; (iii) reimbursement for expenses; (iv) social services and (v) dividends receivable.

Liabilities: (i) loan agreements;(ii) reimbursement for expenses; (iii) social services; (iv) real estate consulting and (v) dividends payable.

Amounts in the statements of income: (i) sale of pulp, paper, tissue and other products; (ii) loan charges and exchange variation; (iii) social services and (viii) real estate consulting.

For the year ended December 31, 2021, there were no material changes in the terms of the agreements, deal and transactions entered into, nor were there any new contracts, agreements or transactions of different natures entered into between the Company and its related parties.

11.1.	Balances recognized in assets and liabilities and amounts transacted in the year

	Assets		Liabilities		Financial result			Operating result
	December	December	December	December	December	December	December	December	December	December
	31, 2021	31, 2020	31, 2021	31, 2020	31, 2021	31, 2020	31, 2019	31, 2021	31, 2020	31, 2019
Transactions with controlling shareholders
Managements and related persons			(22,875)
Alden Fundo de Investimento em Ações			(17,701)
Controller			(131,841)
Suzano Holding	2	3	(248,789)			(966)	(1,188)	(2,621)	(4,063)	(4,757)
	2	3	(421,206)			(966)	(1,188)	(2,621)	(4,063)	(4,757)

Transactions with companies of the Suzano
Group and other related parties
Management (expect compensation – note 11.2)			(9)	(5)				(422)	(392)	(9,178)
Bexma Participações Ltda	1	1						24	11	11
Bizma Investimentos Ltda	1	1						6	12	10
Ensyn Technologies		2,829			1	689
Ficus Empreendimentos e Participações Ltda									(655)
Fundação Arymax								2	2
Ibema Companhia Brasileira de Papel (1)	80,511	56,013	(6,288)	(2,834)				169,965	111,841	103,581
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	1	1						(4,399)	(4,168)	(5,272)
IPLF Holding S.A.								10	5	4
Mabex Representações e Participações Ltda								(137)	(50)	(100)
Lazam MDS Corretora e Adm. Seguros S.A.									3	7
Nemonorte Imóveis e Participações Ltda				(15)				(170)	(191)	(330)
Other shareholders			(497,867)	(6,232)
	80,514	58,845	(504,164)	(9,086)	1	689		164,879	106,418	88,733
	80,516	58,848	(925,370)	(9,086)	1	(277)	(1,188)	162,258	102,355	83,975

Assets
Trade accounts receivable	73,598	47,685
Dividends receivable	6,604	7,633
Other assets	314	3,530
Liabilities
Trade accounts payable			(6,288)	(2,849)
Dividends payable			(919,073)	(6,232)
Other liabillities			(9)	(5)
	80,516	58,848	(925,370)	(9,086)

1) Refers mainly to the sale of pulp

11.2.	Management compensation

Expenses related to the compensation of key management personnel, which include the Board of Directors, Fiscal Council and Board of Statutory Executive Officers, recognized in the statement of income for the year, are set for the below:

	December 31,	December 31,	December 31,
	2021	2020	2019
Short-term benefits
Salary or compensation	48,693	47,089	39,459
Direct and indirect benefits	880	852	1,747
Bonus	6,474	11,326	8,007
	56,047	59,267	49,213

Long-term benefits
Share-based compensation plan	46,306	75,022	45,739
	46,306	75,022	45,739
	102,353	134,289	94,952

Short-term benefits include fixed compensation (salaries and fees, vacation, mandatory bonus and “13th salary” bonus), payroll charges (Company share of contributions to social security – INSS) and variable compensation such as profit sharing, bonus and benefits (company car, health plan, meal voucher, market voucher, life insurance and private pension plan).

Long-term benefits include the stock option plan and phantom shares for executives and key members of the Management, in accordance with the specific regulations as disclosed in Note 22.